Post-employment benefits - Defined Benefit Obligation Sensitivity (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	(6.20%)	(6.50%)
Impact on defined benefit obligation %, Decrease in assumption	6.70%	7.10%
Discount rate | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	(7.30%)	(7.90%)
Impact on defined benefit obligation %, Decrease in assumption	7.90%	8.60%
Discount rate | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	(4.10%)	(4.00%)
Impact on defined benefit obligation %, Decrease in assumption	4.40%	4.40%
Rate of compensation increase
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	0.50%	0.60%
Impact on defined benefit obligation %, Decrease in assumption	(0.50%)	(0.50%)
Rate of compensation increase | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	1.60%	1.60%
Impact on defined benefit obligation %, Decrease in assumption	(1.40%)	(1.40%)
Rate of price inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption	0.50%	0.50%
Change in assumption	0.50%	0.50%
Impact on defined benefit obligation %, Increase in assumption	4.10%	3.60%
Impact on defined benefit obligation %, Decrease in assumption	(4.00%)	(3.40%)
Rate of price inflation | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	4.60%	3.90%
Impact on defined benefit obligation %, Decrease in assumption	(4.50%)	(3.80%)
Rate of price inflation | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	3.20%	3.10%
Impact on defined benefit obligation %, Decrease in assumption	(3.00%)	(2.90%)
Mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, period	1 year	1 year
Change in assumption, period	1 year	1 year
Impact on defined benefit obligation %, Increase in assumption	2.10%	2.50%
Impact on defined benefit obligation %, Decrease in assumption	(2.20%)	(2.40%)
Mortality rates | GB
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	2.30%	3.00%
Impact on defined benefit obligation %, Decrease in assumption	(2.50%)	(2.80%)
Mortality rates | Rest of world
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Impact on defined benefit obligation %, Increase in assumption	1.70%	1.70%
Impact on defined benefit obligation %, Decrease in assumption	(1.80%)	(1.70%)